LEASE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LEASE (Tables)
Summary of Future maturities of obligations
Future minimum operating lease payments are as follows:
Year Ending
December 31
2022 (remainder)	$81,341
2023	325,363
2024	312,726
2025	308,740
2026	303,923
Thereafter	215,819
Total	1,547,912
Less: interest	(232,351)
Present value of lease liabilities	1,315,561
Less: current portion	(244,470)
Lease liability, net of current portion	$1,071,091

Twelve months ending December 31,
2022	$45,020
2023	3,758
2024	-

Total minimum lease payments	48,778
Amounts representing interest	(1,261)
$47,517

Summary of property held under capital leases
	December 31,	December 31,
	2021	2020

Office and warehouse facilities	$172,026	$224,037
Accumulated amortization	(137,621)	(144,870)

Total	$34,405	$79,167